Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of summarized segment information
Presented in the tables below is summarized segment information:

	As of or for the Three Months Ended June 30, 2026
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,268	$87	$1,355
Less:
Operation and maintenance (a)	409	72	481
Other segment items (b)	70	(5)	65
Depreciation and amortization	238	2	240
Interest expense	127	40	167
Interest income	(3)	—	(3)
Provision for (benefit from) income taxes	96	(6)	90

Net income (loss) attributable to common shareholders	$331	$(16)	$315

Total assets	$34,203	$2,250	$36,453
Cash paid for capital expenditures	$852	$8	$860

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Three Months Ended June 30, 2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,178	$98	$1,276
Less:
Operation and maintenance (a)	406	74	480
Other segment items (b)	68	2	70
Depreciation and amortization	217	4	221
Interest expense	116	35	151
Interest income	(1)	(21)	(22)
Provision for income taxes	84	3	87

Net income attributable to common shareholders	$288	$1	$289

Total assets	$31,005	$2,908	$33,913
Cash paid for capital expenditures	$733	$—	$733

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Six Months Ended June 30, 2026
	Regulated Businesses	Other	Consolidated
Operating revenues	$2,379	$183	$2,562
Less:
Operation and maintenance (a)	826	148	974
Other segment items (b)	136	(4)	132
Depreciation and amortization	472	5	477
Interest expense	253	77	330
Interest income	(4)	(11)	(15)
Provision for (benefit from) income taxes	157	(4)	153

Net income (loss) attributable to common shareholders	$539	$(28)	$511

Total assets	$34,203	$2,250	$36,453
Cash paid for capital expenditures	$1,509	$10	$1,519

(a)	Significant segment expense.

(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Six Months Ended June 30, 2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$2,227	$191	$2,418
Less:
Operation and maintenance (a)	801	147	948
Other segment items (b)	135	1	136
Depreciation and amortization	430	7	437
Interest expense	230	65	295
Interest income	(2)	(42)	(44)
Provision for income taxes	144	8	152

Net income attributable to common shareholders	$489	$5	$494

Total assets	$31,005	$2,908	$33,913
Cash paid for capital expenditures	$1,278	$3	$1,281

(a)	Significant segment expense.

(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.